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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Global Equity Value Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
AUSTRALIA 1.5%
Australia and New Zealand Banking Group Ltd.	308,840	$7,806,164
National Australia Bank Ltd.	294,009	7,687,692
Total		15,493,856
BELGIUM 0.9%
Anheuser-Busch InBev NV	74,578	8,964,942
CANADA 4.6%
Aimia, Inc.	238,421	2,791,420
Bank of Montreal	40,368	2,466,485
Bank of Montreal	52,341	3,194,922
Cenovus Energy, Inc.	147,806	2,438,870
EnCana Corp.	378,100	4,786,746
First Quantum Minerals Ltd.	401,759	5,194,825
Rogers Communications, Inc., Class B	72,900	2,508,356
Royal Bank of Canada	91,505	5,818,029
Suncor Energy, Inc.	404,874	11,834,467
Toronto-Dominion Bank (The)	57,358	2,499,088
Toronto-Dominion Bank (The)	76,043	3,311,136
Total		46,844,344
FRANCE 5.2%
Cie Generale des Etablissements Michelin	87,257	9,350,559
GDF Suez	268,759	5,423,896
Lagardere SCA	110,100	3,336,261
Orange SA	377,468	5,953,270
Rexel SA	438,989	8,051,766
Schneider Electric SE	79,200	5,982,853
Total SA, ADR	151,900	7,669,431
VINCI SA	131,588	7,815,810
Total		53,583,846
GERMANY 1.4%
BASF SE	32,200	2,977,755
E.ON SE	340,400	4,998,526
SAP SE	92,558	6,850,629
Total		14,826,910
IRELAND 2.8%
Actavis PLC (a)	52,841	16,212,147
Medtronic PLC	167,778	12,804,817
Total		29,016,964
JAPAN 6.5%
FANUC Corp.	18,900	4,161,423

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Hitachi Metals Ltd.	165,000	$2,730,781
Honda Motor Co., Ltd.	232,600	7,997,969
Japan Tobacco, Inc.	218,800	7,940,252
Komatsu Ltd.	241,600	5,078,858
Kyushu Electric Power Co., Inc. (a)	506,800	5,905,720
Mitsubishi Estate Co., Ltd.	192,000	4,283,760
Mitsui & Co., Ltd.	460,100	6,434,396
Mizuho Financial Group, Inc.	2,761,900	6,080,562
Nippon Telegraph & Telephone Corp.	128,500	8,887,011
Toyota Motor Corp.	95,500	6,587,638
Total		66,088,370
LIBERIA 0.7%
Royal Caribbean Cruises Ltd.	88,794	6,746,568
NETHERLANDS 1.8%
LyondellBasell Industries NV, Class A	117,805	11,910,085
Nielsen NV	136,734	6,151,663
Total		18,061,748
SPAIN 1.0%
Enagas SA	172,507	4,961,127
Red Electrica Corp. SA	65,706	5,526,388
Total		10,487,515
SWEDEN 1.4%
Skanska AB, Class B	272,793	5,675,656
Svenska Cellulosa AB, Class B	324,383	8,461,007
Total		14,136,663
SWITZERLAND 4.1%
ACE Ltd.	115,446	12,292,690
Novartis AG, ADR	79,671	8,184,602
Roche Holding AG, Genusschein Shares	27,800	8,169,772
TE Connectivity Ltd.	93,722	6,466,818
Tyco International PLC	158,045	6,378,696
Total		41,492,578
UNITED KINGDOM 7.7%
BAE Systems PLC, ADR	222,717	7,042,312
BP PLC, ADR	323,133	13,397,094
Britvic PLC	453,600	5,078,292
BT Group PLC	888,942	6,069,129
HSBC Holdings PLC	1,260,693	11,998,452
Pearson PLC	288,080	5,754,740
Rio Tinto PLC	148,141	6,466,518

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Rio Tinto PLC, ADR	68,200	$2,985,114
SABMiller PLC	118,121	6,307,932
Standard Chartered PLC	426,800	6,823,279
WPP PLC	273,933	6,447,660
Total		78,370,522
UNITED STATES 58.3%
AbbVie, Inc.	76,400	5,087,476
Allstate Corp. (The)	91,840	6,182,669
American International Group, Inc.	158,925	9,314,594
Apple, Inc.	67,076	8,738,661
AT&T, Inc.	215,200	7,433,008
Bank of America Corp.	1,026,966	16,944,939
Best Buy Co., Inc.	67,022	2,325,663
BlackRock, Inc.	17,240	6,306,047
Boeing Co. (The)	67,041	9,420,601
Bristol-Myers Squibb Co.	39,580	2,556,868
Capital One Financial Corp.	65,309	5,457,220
Cisco Systems, Inc.	678,785	19,895,188
Citigroup, Inc.	242,755	13,128,190
Coca-Cola Co. (The)	221,127	9,057,362
Comcast Corp., Class A	113,860	6,656,256
ConocoPhillips	118,811	7,565,884
CVS Health Corp.	124,882	12,785,419
Delta Air Lines, Inc.	92,735	3,980,186
Devon Energy Corp.	204,587	13,343,164
Discover Financial Services	108,761	6,337,503
Dollar General Corp.	81,600	5,923,344
Dominion Resources, Inc.	72,009	5,078,075
Dow Chemical Co. (The)	437,471	22,779,115
Edison International	76,678	4,662,789
EI du Pont de Nemours & Co.	85,600	6,078,456
EOG Resources, Inc.	75,800	6,722,702
Exxon Mobil Corp.	105,208	8,963,722
General Motors Co.	182,277	6,556,504
Gilead Sciences, Inc. (a)	127,318	14,293,992
Goldman Sachs Group, Inc. (The)	72,919	15,035,169
Harley-Davidson, Inc.	125,900	6,734,391
Home Depot, Inc. (The)	61,606	6,864,140
Host Hotels & Resorts, Inc.	127,000	2,529,840
Intel Corp.	310,605	10,703,448
Johnson & Johnson	164,107	16,433,675
JPMorgan Chase & Co.	279,645	18,395,048
Merck & Co., Inc.	101,419	6,175,403
MetLife, Inc.	146,897	7,676,837
Microsoft Corp.	121,900	5,712,234
Molson Coors Brewing Co., Class B	58,728	4,309,461
Morgan Stanley	182,196	6,959,887

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
NextEra Energy, Inc.	70,426	$7,207,397
Norwegian Cruise Line Holdings Ltd. (a)	165,410	9,024,770
Nucor Corp.	120,200	5,685,460
Occidental Petroleum Corp.	179,805	14,058,953
PACCAR, Inc.	47,700	3,031,812
Pfizer, Inc.	507,140	17,623,115
Philip Morris International, Inc.	121,800	10,117,926
Phillips 66	150,097	11,875,675
Pioneer Natural Resources Co.	63,008	9,314,473
PNC Financial Services Group, Inc. (The)	53,670	5,135,682
Procter & Gamble Co. (The)	194,508	15,247,482
PVH Corp.	51,962	5,437,304
RR Donnelley & Sons Co.	318,000	6,099,240
Ryder System, Inc.	85,417	7,828,468
Schlumberger Ltd.	90,802	8,242,098
Sempra Energy	48,943	5,259,904
Time Warner, Inc.	69,014	5,830,303
United Continental Holdings, Inc. (a)	118,323	6,459,253
United Rentals, Inc. (a)	69,628	6,190,625
UnitedHealth Group, Inc.	107,105	12,875,092
Verizon Communications, Inc.	91,213	4,509,571
Viacom, Inc., Class B	97,584	6,526,418
Visteon Corp. (a)	78,925	8,643,866
Walt Disney Co. (The)	77,448	8,547,936
Wells Fargo & Co.	209,028	11,697,207
Western Digital Corp.	78,803	7,672,260
Williams Companies, Inc. (The)	242,641	12,398,955
Xerox Corp.	293,085	3,347,031
Total		596,993,406
Total Common Stocks (Cost: $870,002,443)		$1,001,108,232

Limited Partnerships 0.6%
UNITED STATES 0.6%
KKR & Co. LP	268,665	6,165,862
Total Limited Partnerships (Cost: $5,781,341)		$6,165,862

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	8,667,550	$8,667,550
Total Money Market Funds (Cost: $8,667,550)		$8,667,550
Total Investments
(Cost: $884,451,334) (d)		$1,015,941,644(e)
Other Assets & Liabilities, Net		7,170,913
Net Assets		$1,023,112,557

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,764,704	63,478,803	(79,575,957)	8,667,550	3,686	8,667,550

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $884,451,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$158,049,000
Unrealized Depreciation	(26,558,000)
Net Unrealized Appreciation	$131,491,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	15,493,856	—	15,493,856
Belgium	—	8,964,942	—	8,964,942
Canada	46,844,344	—	—	46,844,344
France	7,669,431	45,914,415	—	53,583,846
Germany	—	14,826,910	—	14,826,910
Ireland	29,016,964	—	—	29,016,964
Japan	—	66,088,370	—	66,088,370
Liberia	6,746,568	—	—	6,746,568
Netherlands	18,061,748	—	—	18,061,748
Spain	—	10,487,515	—	10,487,515
Sweden	—	14,136,663	—	14,136,663
Switzerland	33,322,806	8,169,772	—	41,492,578
United Kingdom	23,424,520	54,946,002	—	78,370,522
United States	596,993,406	—	—	596,993,406
Total Common Stocks	762,079,787	239,028,445	—	1,001,108,232
Limited Partnerships
United States	6,165,862	—	—	6,165,862
Money Market Funds	8,667,550	—	—	8,667,550
Total Investments	776,913,199	239,028,445	—	1,015,941,644

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2015